UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number: ________
    This Amendment (Check only one):  [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stonebrook Fund Management LLC
Address:   450 Park Avenue, 22nd Floor
           New York, New York 10022


Form 13F File Number:  028-10627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marc Abel
Title:     Chief Financial Officer
Phone:     212-702-4813

Signature, Place, and Date of Signing:

    /s/ Marc Abel
    ------------------------------------   New York, New York    April 14, 2005
                      [Signature]             [City, State]          [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 38

Form 13F Information Table Value Total: $ 1,343,938
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     NONE

                           FORM 13F INFORMATION TABLE


                                                                                                                 VOTING AUTHORITY
                                TITLE OF             VALUE     SHRS OR   SH/   PUT/    INVESTMENT    OTHER
       NAME OF ISSUER            CLASS     CUSIP    (x$1000)   PRN AMT   PRN   CALL    DISCRETION   MANAGERS   SOLE   SHARED   NONE
-----------------------------   -------- --------- ---------- --------- ----- ------ ------------- ---------- ------ -------- ------
Advanced Auto Parts               Com    00751Y106   18,818    373,000    SH             SOLE                  SOLE
American Axle & Manufacturing     Com    024061103   6,831     278,800    SH             SOLE                  SOLE
Autozone                          Com    053332102   59,810    697,900    SH             SOLE                  SOLE
Briggs & Stratton                 Com    109043109   53,957   1,481,928   SH             SOLE                  SOLE
Centex Corp                       Com    152312104   58,620   1,023,575   SH             SOLE                  SOLE
Claire's Stores                   Com    179584107   36,749   1,595,000   SH             SOLE                  SOLE
Coca-Cola Enterprises             Com    191219104   24,686   1,203,000   SH             SOLE                  SOLE
CSK Auto                          Com    125965103   26,530   1,503,100   SH             SOLE                  SOLE
Dollar Tree Stores                Com    256747106   58,893   2,049,875   SH             SOLE                  SOLE
Domino's Pizza                    Com    25754A201   13,455    719,900    SH             SOLE                  SOLE
Eaton Corp                        Com    278058102   35,519    543,100    SH             SOLE                  SOLE
Fisher Scientific                 Com    338032204   52,725    926,300    SH             SOLE                  SOLE
Footlocker                        Com    344849104   17,809    607,800    SH             SOLE                  SOLE
Foundation Coal Holdings          Com    35039W100   4,032     171,500    SH             SOLE                  SOLE
Helen Of Troy Ltd.                Com   2419530 US    428       15,617    SH             SOLE                  SOLE
Horton (D.R.)                     Com    23331A109   58,200   1,990,431   SH             SOLE                  SOLE
Hughes Supply Inc.                Com    444482103   26,478    890,000    SH             SOLE                  SOLE
Jones Apparel                     Com    480074103   59,585   1,779,200   SH             SOLE                  SOLE
Laidlaw Intl                      Com    50730R102   19,267    926,300    SH             SOLE                  SOLE

                                                                                                                 VOTING AUTHORITY
                                TITLE OF             VALUE     SHRS OR   SH/   PUT/    INVESTMENT    OTHER
       NAME OF ISSUER            CLASS     CUSIP    (x$1000)   PRN AMT   PRN   CALL    DISCRETION   MANAGERS   SOLE   SHARED   NONE
-----------------------------   -------- --------- ---------- --------- ----- ------ ------------- ---------- ------ -------- ------
Linen n Things                    Com    535679104   38,680   1,557,800   SH             SOLE                  SOLE
Lubrizol Corp                     Com    549271104   50,044   1,231,400   SH             SOLE                  SOLE
Magna Intl                        Com    559222401   52,062    778,200    SH             SOLE                  SOLE
MGIC Investment Corp              Com    552848103   45,093    731,200    SH             SOLE                  SOLE
NY Community Bancorp              Com    649445103   19,222   1,058,500   SH             SOLE                  SOLE
Pacific Sunwear of California     Com    694873100   33,225   1,187,446   SH             SOLE                  SOLE
Parker Hannfin                    Com    701094104   51,654    847,900    SH             SOLE                  SOLE
PMI Group                         Com    69344M101   35,269    927,700    SH             SOLE                  SOLE
Radioshack Corp.                  Com    750438103   49,529   2,021,600   SH             SOLE                  SOLE
Reebok International              Com    758110100   48,633   1,097,800   SH             SOLE                  SOLE
RR Donnelly & Sons Co             Com    257867101   23,867    754,800    SH             SOLE                  SOLE
Ruby Tuesday                      Com    781182100   54,045   2,225,000   SH             SOLE                  SOLE
Standard Pacific                  Com    85375C101   47,649    660,050    SH             SOLE                  SOLE
Timberland                       CL. A   887100105   33,951    478,659    SH             SOLE                  SOLE
UAP Holding Corp                  Com    903441103   14,456    897,900    SH             SOLE                  SOLE
Wellchoice                        Com    949475107   38,255    717,600    SH             SOLE                  SOLE
Wellpoint                         Com    94973V107   50,591    403,600    SH             SOLE                  SOLE
Willis Group Holdings             Com   2764984 US   1,866      50,600    SH             SOLE                  SOLE
Yankee Candle Co.                 Com    984757104   23,464    740,200    SH             SOLE                  SOLE